Share Capital - Summary of Shares Issued (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [Line Items]
Beginning Balance	572,942,809	608,535,477
Ending Balance	569,260,406	572,942,809
Beginning Balance	$ 15,771
Ending Balance	$ 15,673	$ 15,771
Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Beginning Balance	572,942,809
Issued under option plans and share-settled plans	150,177
Repurchased	3,832,580
Ending Balance	569,260,406	572,942,809
Beginning Balance	$ 15,771
Issued under option plans and share-settled plans		$ 7
Repurchased		105
Ending Balance	$ 15,673	$ 15,771